COMMITMENTS AND CONTINGENCIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Guarantor Obligations [Line Items]
Outstanding inventory purchase commitments	$ 28,134	$ 20,816
Inventory purchase commitments, sole or limited suppliers	7,255	8,339
Rent expenses	2,349	2,501	2,976
Aggregate amount of guarantees	30,254	11,582
Restricted cash collateral	12,822	917
Guarantees on employee performance	22,300	46,000
Guarantees on salary and benefit costs	4,900	10,700
Accrued royalties	96
Spacenet Inc. [Member]
Guarantor Obligations [Line Items]
Service expenses	10,352	12,932	7,861
Peru [Member]
Guarantor Obligations [Line Items]
Aggregate amount of guarantees	20,923
Throughout the world [Member]
Guarantor Obligations [Line Items]
Aggregate amount of guarantees	156
Restricted cash collateral	88
Other [Member]
Guarantor Obligations [Line Items]
Aggregate amount of guarantees	17,942
Restricted cash collateral	$ 12,098